Segmented information	12 Months Ended
Mar. 30, 2024
Segment Reporting [Abstract]
Segmented information
1 5 .	Segmented information:
The Compa
ny has two reportable segments
,
Retail and Other. As of March 30, 2024, Retail operated 18 stores across Canada under the Maison Birks brand, one retail location in Calgary under the Brinkhaus brand, two retail locations in Vancouver under the Graff and Patek Philippe brands, and one retail location in Laval under the Breitling brand. During fiscal 2024, the Company closed three stores (two stores in fiscal 2023

and
three stores in fiscal 2022
)
operating under the Maison Birks banner and did not open any new stores. Other consists primarily of our
e-commerce
business, wholesale business and gold exchange program. The two reportable segments are managed and evaluated separately based on unadjusted gross profit. The accounting policies used for each of the segments are the same as those used for the consolidated financial statements. Inter-segment sales are made at amounts of consideration agreed upon between the two segments and intercompany profit is eliminated if not yet earned on a consolidated basis. The Company does not evaluate the performance of the Company’s assets on a segment basis for internal management reporting and, therefore, such information is not presented.
Certain information relating to the Company’s segments for the years ended March 30, 2024, March 25, 2023, and March 26, 2022, respectively, is set forth below:

	Retail			Other				Total
	2024	2023	2022	2024	2023		2022	2024	2023	2022
	(In thousands)

Sales to external customers	$173,872	$153,428	$167,819	$11,403	$9,522		$13,523	$185,275	$162,950	$181,342
Inter-segment sales	—	—	—	605	493		574	605	493	574
Unadjusted Gross profit	$71,665	$67,184	$72,061	$5,352	$4,740	(1)	$6,961	$77,017	$71,924	$79,022

(1)
The amount presented has been corrected by $2.2 million in these financial statements from the
amount
previously disclosed to reflect the accurate unadjusted gross profit. The total unadjusted gross profit for the year ended March 25, 2023 remains unchanged
as previously disclosed.

The following sets forth reconciliations of the segment’s gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 30, 2024, March 25, 2023, and March 26, 2022:

	Fiscal Year Ended
	March 30, 2024	March 25, 2023	March 26, 2022
	(In thousands)
Unadjusted gross profit	$77,017	$71,924	$79,022
Inventory provisions	(1,207)	(849)	(383)
Other unallocated costs	(2,278)	(3,153)	(2,445)
Adjustment of intercompany profit	23	38	26

Gross profit	$73,555	$67,960	$76,220

Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
	(In thousands)

Jewelry and other	$75,401	$77,611	$78,586	$9,825	$8,187	$11,936	$85,226	$85,798	$90,522
Timepieces	98,471	75,817	89,233	1,578	1,335	1,587	100,049	77,152	90,820

	$173,872	$153,428	$167,819	$11,403	$9,522	$13,523	$185,275	$162,950	$181,342